ACQUISITIONS INCOME STATEMENT- 6MTHS 6-30-17 (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Affiliate	$ 63,785	$ 58,355	$ 124,649	$ 114,557
Operating and maintenance expenses	20,724	17,194	40,604	34,863
General and administrative expenses	6,488	6,098	10,779	9,413
Depreciation and amortization	7,091	5,857	13,734	11,340
Costs and Expenses	34,303	29,149	65,117	55,616
Income from operations	33,796	33,867	67,722	68,564
Interest expense, net	(10,029)	(7,509)	(19,614)	(15,077)
Amortization of loan fees and debt premium	(396)	(377)	(759)	(793)
Net income	23,371	25,981	47,349	52,694
Less: Net loss attributable to Predecessor	(1,084)	(1,150)	(2,363)	(2,644)
Less: Net income attributable to noncontrolling interest	4,363	3,820	8,385	7,419
Net income attributable to the partners	20,092	23,311	41,327	47,919
Less: Net income attributable to the IDR holder	(3,415)	(2,107)	(6,370)	(3,793)
Net income attributable to PBF Logistics LP unitholders	16,677	21,204	34,957	44,126
Third-party	4,314	4,661	8,190	9,623
Total revenue	68,099	63,016	132,839	124,180
PBF Logistics LP [Member]
Affiliate	63,785	58,355	124,649	114,557
Operating and maintenance expenses	19,111	15,504	37,159	31,273
General and administrative expenses	6,488	6,098	10,779	9,413
Depreciation and amortization	6,919	5,710	13,414	11,062
Costs and Expenses	32,518	27,312	61,352	51,748
Income from operations	34,880	35,017	70,085	71,058
Interest expense, net	(10,029)	(7,509)	(19,614)	(15,077)
Amortization of loan fees and debt premium	(396)	(377)	(759)	(793)
Net income	24,455	27,131	49,712	55,188
Less: Net loss attributable to Predecessor	0	0	0	(150)
Less: Net income attributable to noncontrolling interest	4,363	3,820	8,385	7,419
Net income attributable to the partners	20,092	23,311	41,327	47,919
Less: Net income attributable to the IDR holder	3,415	(2,107)	6,370	3,793
Net income attributable to PBF Logistics LP unitholders	16,677	21,204	34,957	44,126
Third-party	3,613	3,974	6,788	8,249
Total revenue	67,398	62,329	131,437	122,806
Development Assets Predecessor [Member]
Affiliate	0	0	0	0
Operating and maintenance expenses	1,613	1,690	3,445	3,590
General and administrative expenses	0	0	0	0
Depreciation and amortization	172	147	320	278
Costs and Expenses	1,785	1,837	3,765	3,868
Income from operations	(1,084)	(1,150)	(2,363)	(2,494)
Interest expense, net	0	0	0	0
Amortization of loan fees and debt premium	0	0	0	0
Net income	(1,084)	(1,150)	(2,363)	(2,494)
Less: Net loss attributable to Predecessor	(1,084)	(1,150)	(2,363)	(2,494)
Less: Net income attributable to noncontrolling interest	0	0	0	0
Net income attributable to the partners	0	0	0	0
Less: Net income attributable to the IDR holder		0	0	0
Net income attributable to PBF Logistics LP unitholders		0	0	0
Third-party	701	687	1,402	1,374
Total revenue	$ 701	$ 687	$ 1,402	$ 1,374